Significant Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Voyage revenues	$ 710,744	$ 726,791	$ 624,480
Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Royal Dutch Shell Plc. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 115,200	$ 118,900	$ 133,900
Percentage of voyage revenues from major customers (less than)	16.00%	16.00%	21.00%
INEOS Europe AG | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 115,400	$ 114,100
Percentage of voyage revenues from major customers (less than)	16.00%	16.00%	1000.00%
Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 75,000	$ 74,200	$ 73,800
Percentage of voyage revenues from major customers (less than)	11.00%	10.00%	12.00%